Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
5	Financial instruments
This note provides information about the group’s financial instruments, including:

•	an overview of all financial instruments held by the Group

•	specific information about each type of financial instrument

•	accounting policies

•	information about determining the fair value of the instruments, including judgements and estimation uncertainty involved.
The Group classifies its financial assets in the following measurement categories:

•	those measured at fair value or through profit or loss, and

•	those measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will be recorded in profit or loss.
Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.
Measurement
At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
The Group holds the following financial instruments:

	Section	12/31/2024	12/31/2023
Financial assets
Accounts receivable	(a)	243,852	118,161
Other financial assets at amortized cost	(b)	44,342	5,519

Cash and cash equivalents	(c)	223,302	660,305
Financial assets at fair value through profit or loss (FVPL)	(d)	1,671,860	1,175,501

		2,183,356	1,959,486
Financial liabilities
Liabilities at amortized cost	(e)	241,257	114,752
Lease liabilities	(e)	119,455	72,812
Loans and financing	(e)	861,542	617,091
Retirement plans liabilities	(e)	374,813	85,554

		1,597,067	890,209
The Group’s exposure to risks associated with the financial instruments is discussed in Note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a)	Accounts receivable

	12/31/2024	12/31/2023
Current assets
Accounts receivable from contracts with customers	228,583	101,673
Loss allowance	(632)	(150)
Non-current assets
Accounts receivable from contracts with customers	15,901	16,638

	243,852	118,161
Accounts receivables are recognized initially at the amount of consideration that is unconditional and are not submitted to any financial components. They are subsequently measured at amortized cost, less loss allowance. As a result of Compass business combination, the accounts receivable was increased in the amount of R$ 105,761(R$ 106,251 gross receivable and R$ 491 loss allowance).
Current accounts receivable are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore classified as current in its entirety. Due to the short-term nature of the current receivables, their carrying amount is the same as their fair value.
Non-current
accounts receivable comprised by unrealized performance fees and other receivables. Unrealized performance fees are recognized when the management, with accumulated experience, estimate that it is highly probable that a significant reversal will not occur. Vinci Compass expects the unrealized performance fees will be received during 2025. However, since its realization is subject to uncertainty, the balance is presented as a non-current
receivable.
Monthly, the Entity evaluates the revenues and receipts for each customer (Funds). Additionally, on quarterly basis Vinci Compass analyzes the outstanding balances to calculate expected credit losses and the exposure to credit risk from receivables are reviewed. Accounts receivable allowance for expected credit losses are presented in general and administrative expense.
The loss allowances for accounts receivable as of December 31, 2024 and 2023 reconcile to the opening loss allowances as follows:

	12/31/2024	12/31/2023
Opening loss allowance on January 1	(150)	(166)
Loss allowance assumed as a result of business combination	(491)	—
Decrease in accounts receivable allowance recognized in profit or loss	9	16

Closing loss allowance on December 31	(632)	(150)
Accounts receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments. The Entity has not written any amount of accounts receivable during 2024 and 2023.

Subsequent recoveries of amounts previously written off are credited against the same line item.

b)	Other financial assets at amortized cost
Financial assets at amortized cost refer to the following debt instruments:

	12/31/2024	12/31/2023
Employees loans (Note 7 (iii))	15,100	5,519
Receivable from employees (Note 7 (i))	29,242	18,820
These amounts generally arise from transactions outside the usual operating activities of the group. Interest may be charged at financial rates and collateral is not normally obtained.
All the financial assets at amortized cost are denominated in Brazilian currency units. As a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
See note 6 for more details.

c)	Cash and cash equivalents

	12/31/2024	12/31/2023
Cash and bank deposits	99,156	15,896
Financial instruments at fair value through profit or loss (i)	120,492	173,300
Financial instruments at amortized cost (ii)	3,654	471,109

	223,302	660,305
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(i) Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with an interest rate of 100% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(ii) Comprised of US Treasury Bills.

d)	Financial assets at fair value through profit or loss
The group classifies the following financial assets at fair value through profit or loss (FVPL):

•	Mutual funds;

•	Private markets funds;

•	Real Estate Investments;

•	Derivatives financial instruments;

•	Listed equity securities.
Financial assets measured at FVPL include the following categories:

	12/31/2024	12/31/2023
Current assets	1,531,036	1,168,355

Mutual funds (i)	1,519,524	1,168,355
Derivative financial assets (ii)	5,647	—
Listed equity securities	2,836	—
Real Estate Investments (iv)	2,923	—
Other financial assets	106	—
Non-current assets	140,824	7,146

Mutual funds	9,919	—
Private markets funds (iii)	30,189	7,146
Real Estate Investments (iv)	99,341	—
Listed equity securities	1,375	—
The following table demonstrate the funds invested included in each category mentioned above.

(i) Mutual funds
	12/31/2024	12/31/2023
Current assets	1,519,524	1,168,355

Vinci Monalisa FIM Crédito Privado IE (2)	1,025,462	991,470
Vinci Multiestratégia FIM	1,038	11,642
Vinci International Master Portfolio SPC - Reflation SP	—	606
Vinci Institucional FI RF Referenciado DI	3,028	62,687
Vinci Income Fund Ltd	31,150	—
Vinci Argentina Opportunity Fund II	17,120	—
Vinci Reservas Técnicas FI RF DI	16,392	2,199
Retirement services investment funds (1)	374,813	85,554
FI Vinci Renda Fixa CP	7,676	14,197
Fondo Mutuo Compass Liquidez	14,862	—
Compass - Fondo de Inversión Adelanto de Efectivo	12,347	—
LV Money Market USD	5,592	—
Other mutual funds	10,044	—
Non-current assets	9,919	—

Other mutual funds	9,919	—

(1)	These funds refer to the financial products as part of the Company’s retirement plans services. See Note 15 for further information.
(2)	Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company. Vinci Monalisa’s balances are the following:

	12/31/2024	12/31/2023
Net Asset Value	1,025,462	991,470

Real estate funds	214,428	234,245
Mutual funds	460,892	535,430
Private equity funds	274,699	136,810
Other assets/liabilities	75,443	84,985
The Vinci Monalisa’s portfolio is comprised of liquid and illiquid investee funds with different redemption criteria. Over 61% of its investments are liquid and may be redeemed and 39% are non-redeemable
investments. The following tables demonstrate the funds invested by Vinci Monalisa:
Mutual funds
Vinci Monalisa holds investments in several mutual funds to seek profitability through investments in various classes of financial assets such as fixed income assets, Brazilian government bonds, public equities, derivatives financial instruments, investment fund
s
and other
short-term liquid
securities. As December 31, 2024 and 2023, Vinci Monalisa holds R$ 460,892 and R$ 535,430 of investments in mutual funds, respectively, which are distributed in the following classification:

	12/31/2024	12/31/2023
Mutual Funds’ classification
Interest and foreign exchange (a)	81.72%	84.93%
Foreign investments (b)	7.19%	4.56%
Macro (c)	4.92%	3.96%
Specific strategy (d)	6.17%	6.55%

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(c)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
(d)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Real Estate funds
	12/31/2024	12/31/2023
Vinci Credit Securities FII (a)	56,706	70,049
Vinci Imóveis Urbanos FII (b)	40,077	53,884
Vinci Offices FII (c)	22,624	34,639
Vinci Fulwood DL FII (d)	71,884	52,849
Other real estate funds (e)	23,137	22,824

	214,428	234,245

(a)	The fund invests in real estate receivable certificates, bonds and other real estate assets;
(b)
The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;

(c)	The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(d)
The fund’s strategy is to provide its shareholders with profitability resulting from the sale of properties, as well as the eventual commercial exploitation of properties. The Fund may carry out renovations or improvements to properties with the aim of enhancing the returns arising from their commercial exploitation or eventual commercialization.

(e)	Comprised of funds that allocate their capital in diversified portf oli os of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Private markets funds
	12/31/2024	12/31/2023
Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura (a)	60,068	46,844
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura (b)	56,160	50,698
VCP IV Master FIP B (c)	67,248	—
Vinci Strategic Partners I FIP - Classe A (d)	20,201	—
Vinci Strategic Partners I FIP - Classe B (d)	5,598	—
Vinci Infraestrutura Transporte e Logística FIP	17,626	10,486
Vinci Infra Coinvestimento I FIP - Infraestrutura	7,608	10,290
Vinci Impacto Ret IV FIP Multiestratégia	6,343	4,687
Lacan Florestal III Feeder FIP Multiestratégia (e)	13,297	—
Lacan Florestal II - FIP Multiestratégia (e)	5,444	—
Lacan Florestal IV Feeder FIP Multiestratégia - IS (e)	1,763	—
Other funds	13,343	13,805

Total private markets funds	274,699	136,810

(a)
The Fund aims to increase the value of its shares through the subscription or acquisition, on the primary or secondary market, predominantly of debentures issued by privately held companies, for the purpose of raising funds to implement projects relating to the implementation, expansion, maintenance, recovery, adaptation, or modernization of infrastructure projects.

(b)	The Fund’s investment policy is the acquisition of shares, subscription bonuses, debentures convertible or not into shares, or other securities, convertible or exchangeable into shares issued by companies, publicly or privately held in the water sector and basic sanitation.
(c)
VCP IV is being established with the intention to continue the Group’s investment strategy of pursuing opportunistic private equity and equity-like investments in Brazil. Fund will maintain the Group’s opportunistic approach that provides flexibility to invest in four different sub-strategies:
(i) Growth Equity, (ii) Buyout, (iii) Minority Growth and (iv) Turnaround, with a higher focus on the Growth and Buyout strategies.

(d)
The purpose of the funds is to obtain capital gains through investment in assets in Brazil, such as shares in Brazilian private equity funds; and shares, subscription bonuses, simple and convertible debentures, other securities and bonds convertible or exchangeable into shares, provided that the debentures and other securities and bonds are admitted under the terms of the specific regulations applicable to RPPS and EFPC.

(e)
The Funds’ objective is to manage and administer planted forests to supply eucalyptus wood, pine wood and other species for the purpose of generating energy in power plants, extracting wood from planted forests and managing administrative and sales activities.

ii) Derivative financial assets

2024		Notional Amount of Contract with Final Expiration Date in		Fair value
Derivative financial instruments	Currency	Up to 3 months	Between 3 months and 1 year	Asset	Liability
Purchase Forward	USD x CHL	1,066,690	1,980,490	12,264	6,617
Sales Forward	CHL x USD	(1,066,690)	(1,980,490)	(6,617)	(12,264)

Total		—	—	5,647	(5,647)

Derivatives are only used for economic hedging purposes and not as speculative investments. They are presented as current assets or liabilities to the extent that they are expected to be settled with 12 months after the end of the reporting period.

(iii) Private markets

	12/31/2024	12/31/2023
Vinci Capital Partners III Feeder FIP Multiestratégia	4,236	4,262
Nordeste III FIP Multiestratégia	3,400	2,884
Fundo Garantidor de Infraestrutura – FGIE – Class A	3,272	—
Fundo Garantidor de Infraestrutura – FGIE – Class B	13,151	—
Compass Global Investments III	3,152	—
Compass Global Investments II	1,975	—
Compass Private Equity VII FI	1,003	—

Total Private markets funds	30,189	7,146

(iv) Real Estate Investments

	12/31/2024	12/31/2023
Current assets	2,923	—

Compass Desarrollo Inmobiliario (ROU)	2,923	—
Non-current assets	99,341	—

Vinci US RE Corporation (a)	67,313	—
CCLA Capital	14,471	—
Compass Desarrollo Inmobiliario	8,237	—
CCLA Desarrollo y Renta IMU	4,434	—
Compass Desarrollo y Rentas	3,319	—
Other Real Estate investments	1,567	—

Total Real Estate Investments	102,264	—

(a)
During the year of 2024, Vinci Compass invested in several properties through its subsidiary Vinci US RE Corporation. The long-term investments are intended to develop real estate properties for capital appreciation through income or sale of the respective properties.

During the year, the
following
gains were recognized in profit or loss:

	12/31/2024	12/31/2023	12/31/2022
Fair value gains on investments at FVPL recognized in finance income	64,322	110,363	94,174

e)	Financial liabilities

	12/31/2024	12/31/2023
Current	310,788	210,498

Trade payables	11,527	1,869
Labor and social security obligations (Note 13)	182,071	101,506
Loans and obligations (Note 15)	45,220	76,722
Lease liabilities	33,303	24,381
Accounts payable (Note 12)	38,667	6,020
Non-current	1,286,279	679,711

Lease liabilities	86,152	48,431
Labor and social security obligations (Note 13)	8,992	5,357
Loans and obligations (Note 15)	816,322	540,369
Retirement plans liabilities (Note 16)	374,813	85,554

	1,597,067	890,209
Fair value hierarchy
This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	On December 31, 2024
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Listed equity securities	4,211	—	—	4,211
Other financial assets	—	106	—	106
Certificate Deposits	—	120,492	—	120,492
Mutual funds	—	1,529,443	—	1,529,443
Derivative financial assets	—	5,647	—	5,647
Private equity funds	—	6,130	24,059	30,189
Real Estate Investments	—	34,950	67,314	102,264

Total Financial Assets	4,211	1,696,768	91,373	1,792,352

	On December 31, 2023
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets

Certificate of deposits	—	173,300	—	173,300
Mutual funds	—	1,168,355	—	1,168,355
Private equity funds	—	—	7,146	7,146

Total Financial Assets	—	1,341,655	7,146	1,348,801
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded real estate funds) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Vinci Monalisa is a financial instrument classified as level 2. Its portfolio is comprised of items that could be classified as level 1, level 2 and level 3, in the amount of R$ 118,089, R$ 537,653 and R$ 369,720, respectively (2023: R$ 151,200, R$ 542,358 and R$ 212,482, respectively).
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
Valuation techniques used to determine fair values
Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices

•	for level 3 financial instruments – discounted cash flow analysis.
All
non-listed
assets fair value estimates are included in level 2, except for private equity funds and real estate investments, where the fair values have been determined based on fair value appraisals for fund’s investments, performed by the fund’s management or a third party hired by the Fund’s Administrator. The most part of the level 3 financial instruments evaluation uses discount cash flows techniques to evaluate the fair value of the Fund’s investments. The appraisals performed by a third party are reviewed by Vinci Compass or its subsidiaries (fund’s management).
Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 items for the period/year ended December 31, 2024 and December 31, 2023:

Fair Value
Opening balance January 1, 2023	5,985
Capital deployment	947
Sales and distributions	(247)
Gain recognized in finance income	461

Closing balance December 31, 2023	7,146
Capital deployment	61,531
Sales and distributions	(163)
Gain recognized in finance income	22,859

Closing balance December 31, 2024	91,373